Significant Related Party Transactions (Details) - Schedule of Remuneration of key Management Personnel - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Employment of and Existing Consulting Agreements [Line Items]
Cash compensation for services			$ 2,091,902	$ 1,584,740
Short-term bonuses			305,497	512,524
Pension and medical benefits			50,419	32,135
Total key management compensation			$ 2,447,818	$ 2,129,399
Related Party [Member]
Schedule of Employment of and Existing Consulting Agreements [Line Items]
Cash compensation for services	$ 1,106,733	$ 914,697
Short-term bonuses	305,497	512,524
Pension and medical benefits	25,586	24,010
Total key management compensation	$ 1,497,815	$ 1,451,231